UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3723

Fidelity New York Municipal Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	October 31, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor® New York
Municipal Income Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2013

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity® New York Municipal
Income Fund

1.809540.110

ASNM-QTLY-1213

Investments October 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.6%
	Principal Amount (000s)	Value (000s)
New York - 91.5%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.75% 11/15/22	$ 3,000	$ 3,282
Albany Muni. Wtr. Fin. Auth. Series 2011 A:
5% 12/1/20	1,215	1,438
5% 12/1/22	1,000	1,165
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2007 A, 5.75% 5/1/27 (FSA Insured)	5,000	5,526
Series 2008 A, 5.75% 5/1/29 (FSA Insured)	3,535	3,908
Grand Central District Mgmt. Assoc., Inc. Series 2004, 5% 1/1/14	1,000	1,008
Great Neck North Wtr. Auth. Wtr. Sys. Rev. Series 2008, 5% 1/1/38	1,660	1,694
Hempstead Local Dev. Corp. Rev.:
(Adelphi Univ. Proj.):
Series 2009 A, 5% 2/1/14	1,035	1,044
Series 2009 B, 5.25% 2/1/39	1,200	1,222
(Molloy College Proj.) Series 2009:
5% 7/1/17	1,035	1,121
5.25% 7/1/18	1,090	1,207
5.25% 7/1/19	1,100	1,231
5.75% 7/1/39	6,500	6,898
Hudson Yards Infrastructure Corp. New York Rev. Series 2012 A:
5.25% 2/15/47	6,525	6,703
5.75% 2/15/47	19,685	20,821
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2000 A, 0% 6/1/19 (FSA Insured)	1,040	925
Series 2006 A, 5.25% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	17,780	19,254
Series 2006 E, 5% 12/1/17	10,000	11,053
Series 2009 A:
5.25% 4/1/21	1,945	2,163
5.75% 4/1/39	6,500	6,953
6.25% 4/1/33	1,655	1,858
Series 2012 A, 5% 9/1/42	2,320	2,346
Series 2012 B:
5% 9/1/25	4,000	4,366
5% 9/1/26	10,065	10,783
5% 9/1/27	10,000	10,562
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Madison County Cap. Resource Corp. Rev. (Colgate Univ. Proj.):
Series 2010 A:
5% 7/1/24	$ 1,405	$ 1,581
5% 7/1/25	1,000	1,119
5% 7/1/26	1,150	1,264
5% 7/1/27	1,630	1,776
5% 7/1/28	1,015	1,093
Series 2012 A, 5% 7/1/23	1,000	1,164
Metropolitan Trans. Auth. Svc. Contract Rev. Series 7, 5.625% 7/1/16 (Escrowed to Maturity)	570	597
Nassau County Local Econ. Assistance and Fin. Corp. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2011:
5% 7/1/21	10,000	11,021
5% 7/1/22	5,500	5,946
Nassau County Local Econ. Assistance Corp. (Univ. Hosp. Proj.) Series 2012:
5% 7/1/20	2,000	2,182
5% 7/1/22	2,000	2,159
5% 7/1/27	2,155	2,187
New York City Gen. Oblig.:
Series 2005 A:
5% 8/1/19	845	900
5% 8/1/19 (Pre-Refunded to 8/1/15 @ 100)	2,155	2,331
Series 2005 O:
5% 6/1/22	1,150	1,225
5% 6/1/22 (Pre-Refunded to 6/1/15 @ 100)	2,060	2,210
Series 2006 I1, 5% 4/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,395	2,607
Series 2008 A1, 5.25% 8/15/27	15,000	16,897
Series 2008 D1, 5.125% 12/1/23	5,000	5,703
Series 2012 A, 5% 8/1/24	2,400	2,727
Series 2012 G1, 5% 4/1/25	4,300	4,877
New York City Health & Hosp. Corp. Rev. Series 2008 A, 5.5% 2/15/21	5,000	5,626
New York City Indl. Dev. Agcy. Civic Facility Rev. (Polytechnic Univ. NY Proj.):
5.25% 11/1/27 (ACA Finl. Guaranty Corp. Insured)	2,900	2,999
5.25% 11/1/37 (ACA Finl. Guaranty Corp. Insured)	9,590	9,748
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 1998 D, 0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,405	$ 2,125
Series 2005 D:
5% 6/15/37	16,090	16,571
5% 6/15/38	20,050	20,608
5% 6/15/39	3,755	3,848
5% 6/15/39	2,800	2,869
Series 2008 AA, 5% 6/15/27	10,000	10,847
Series 2009 A, 5.75% 6/15/40	10,025	11,085
Series 2009 C, 5% 6/15/44	2,700	2,796
Series 2009 DD, 6% 6/15/40	1,115	1,247
Series 2009 EE, 5.25% 6/15/40	8,500	9,025
Series 2009 FF 2, 5.5% 6/15/40	9,295	10,008
Series 2009 GG, 5.25% 6/15/40	10,000	10,617
Series 2009 GG1, 5.25% 6/15/32	5,000	5,439
Series 2011 EE:
5.375% 6/15/40	2,310	2,474
5.375% 6/15/43	20,035	21,342
5.5% 6/15/43	4,375	4,707
Series 2012 BB, 5.25% 6/15/44	2,330	2,461
Series 2012 CC, 5% 6/15/45	8,000	8,280
Series 2012 FF, 5% 6/15/24	18,240	21,065
Series 2013 CC, 5% 6/15/47	16,000	16,643
Series GG, 5% 6/15/43	2,700	2,797
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2007 S1, 5% 7/15/36	3,000	3,085
Series 2008 S1, 5% 1/15/34	10,000	10,410
Series 2009 S1:
5.5% 7/15/31	5,000	5,516
5.5% 7/15/38	2,900	3,122
5.625% 7/15/38	2,900	3,137
Series 2009 S2, 6% 7/15/38	7,500	8,405
Series 2009 S3:
5.25% 1/15/26	1,000	1,134
5.25% 1/15/39	6,100	6,516
5.375% 1/15/34	13,435	14,701
Series 2009 S4:
5.5% 1/15/34	1,000	1,105
5.5% 1/15/39	6,700	7,351
5.75% 1/15/39	2,900	3,223
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Transitional Fin. Auth. Bldg. Aid Rev.: - continued
Series 2009 S5, 5.25% 1/15/39	$ 10,180	$ 10,825
Series 2012 S1 A, 5.25% 7/15/37	11,500	12,185
Series S1, 5% 7/15/28	9,000	9,842
New York City Transitional Fin. Auth. Rev.:
Series 2003 B, 5% 2/1/22	7,160	8,364
Series 2011 A:
5% 11/1/23	2,000	2,336
5.5% 11/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15	15
Series 2012 B, 5% 11/1/24	7,500	8,764
Series 2013 F:
5% 2/1/31	6,000	6,474
5% 2/1/32	5,000	5,359
5% 2/1/28	5,850	5,906
5% 2/1/28 (Pre-Refunded to 2/1/14 @ 100)	1,625	1,644
New York City Trust Cultural Resources Rev. (Carnegie Hall Proj.) Series 2009 A, 5% 12/1/39	23,090	23,586
New York Convention Ctr. Dev. Corp. Rev. Series 2005, 5% 11/15/44	23,500	23,567
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev.:
(State Univ. Proj.) Series 2012 A, 5% 5/15/22	5,700	6,707
Series 2012 A, 5% 5/15/23	2,400	2,788
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2006 C:
5% 12/15/22	4,305	4,799
5% 12/15/31	10,000	10,605
Series 2006 D:
5% 3/15/20	3,500	3,871
5% 3/15/36	3,320	3,378
Series 2007 A:
5% 3/15/32	3,700	3,915
5% 3/15/37	1,700	1,787
Series 2008 A, 5% 3/15/24	5,000	5,546
Series 2008 B:
5.25% 3/15/38	1,500	1,630
5.75% 3/15/36	10,500	11,705
Series 2009 A:
5% 2/15/34	15,500	16,743
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Personal Income Tax Rev.: - continued
Series 2009 A:
5% 2/15/39	$ 20,355	$ 21,176
5.25% 2/15/23	7,940	9,205
Series 2012 A, 5% 12/15/24	10,000	11,601
Series 2012 D:
5% 2/15/24	5,000	5,776
5% 2/15/37	7,500	7,846
New York Dorm. Auth. Revs.:
(Colgate Univ. Proj.) Series 1996:
6% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,205	1,276
6% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,942
(Cornell Univ. Proj.):
Series 2008 C:
5% 7/1/29	2,015	2,198
5% 7/1/37	6,000	6,354
Series 2009 A:
5% 7/1/22	445	512
5% 7/1/23	1,315	1,508
(Fordham Univ. Proj.) 5.5% 7/1/36	2,000	2,130
(Marymount Manhattan College Proj.) Series 2009:
5% 7/1/15	1,850	1,945
5% 7/1/17	2,080	2,254
(Mental Health Svcs. Proj.) Series 2005 E, 5% 2/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,115	5,359
(New York City Court Facilities Lease Proj.) Series 2005 A:
5.5% 5/15/20	13,000	15,560
5.5% 5/15/21 (AMBAC Insured)	10,000	11,979
5.5% 5/15/28	2,700	3,133
(New York City Gen. Oblig. Proj.) Series B, 6% 7/1/14	410	412
(New York Univ. Hosp. Ctr. Proj.):
Series 2006 A:
5% 7/1/14	1,510	1,554
5% 7/1/16	1,130	1,251
5% 7/1/20	5,435	5,831
Series 2007 B, 5.25% 7/1/24	100	108
Series 2011 A:
5.75% 7/1/31	4,000	4,378
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(New York Univ. Hosp. Ctr. Proj.):
Series 2011 A: - continued
6% 7/1/40	$ 4,000	$ 4,353
(New York Univ. Proj.):
Series 2001 1, 5.5% 7/1/40 (AMBAC Insured)	3,000	3,353
Series 2008 A, 5.25% 7/1/48	11,930	12,609
Series 2008 B, 5.25% 7/1/48	8,000	8,455
(North Shore - Long Island Jewish Obligated Group Proj.) Series 2009 A, 5.5% 5/1/37	8,085	8,506
(North Shore Univ. Hosp. Proj.):
Series 2007 A:
5% 5/1/19	2,000	2,204
5% 5/1/21	1,315	1,413
Series 1998, 5.5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,574
(Orange Reg'l. Med. Ctr. Proj.) Series 2008, 6.125% 12/1/29	1,000	1,006
(Rochester Institute of Technology Proj.) Series 2010:
5% 7/1/20	1,000	1,170
5% 7/1/21	1,500	1,726
(Rockefeller Univ. Proj.) Series 2009 C, 5% 7/1/40	15,000	15,783
(School District Fing. Prog.):
Series 2002 D, 5.5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	35	35
Series 2002 H, 5.5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30	30
(Skidmore College Proj.) Series 2011 A, 5.5% 7/1/41	3,000	3,157
(St. John's Univ. Proj.) Series 2007 A, 5.25% 7/1/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	18,915	19,209
(State Univ. Edl. Facilities Proj.) Series A, 5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,855	9,201
(Teachers College Proj.) Series 2009:
5.375% 3/1/29	2,930	3,097
5.5% 3/1/39	2,500	2,579
(Univ. of Rochester Proj.) Series 2007 A1:
5% 7/1/18	3,000	3,357
5% 7/1/39	19,005	19,739
(Vassar College Proj.) Series 2010, 5% 7/1/49	9,000	9,204
Series 1:
4% 7/1/21	1,000	1,102
5% 7/1/21	1,000	1,175
5% 7/1/23	1,350	1,571
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
Series 2005 B:
5.25% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,345	$ 3,564
5.25% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	1,859
5.25% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835	1,956
Series 2005 F, 5% 3/15/35 (FSA Insured)	5,000	5,082
Series 2008 D, 5.25% 8/15/17 (FSA Insured)	3,000	3,464
Series 2010 A:
5% 7/1/19	1,500	1,730
5% 7/1/21	7,000	7,866
5% 7/1/22	6,000	6,711
5% 7/1/41	12,000	12,709
Series 2011 A:
5% 5/1/18	1,000	1,143
5% 5/1/20	5,590	6,415
5% 5/1/21	3,140	3,586
5% 5/1/22	2,350	2,651
Series 2012 F:
5% 10/1/19 (FSA Insured)	2,100	2,449
5% 10/1/20 (FSA Insured)	1,100	1,281
5% 10/1/21 (FSA Insured)	1,000	1,164
5% 10/1/23 (FSA Insured)	1,000	1,151
5% 10/1/24 (FSA Insured)	750	853
Series 2012:
5% 7/1/23	1,000	1,143
5% 7/1/38	1,000	1,025
Series A, 5.75% 7/1/18	5,000	5,448
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr.:
(New York City Muni. Wtr. Fin. Auth. Proj.) Series 2004 F, 5% 6/15/34	4,825	4,895
Series 2004 D, 5% 2/15/34	12,150	12,373
New York Envir. Facilities Corp. Poll. Cont. Rev.:
(New York City Muni. Wtr. Fin. Auth. Proj.) Series E, 6.5% 6/15/14	10	10
(Pooled Ln. Prog.) Series 1993 B, 5.2% 5/15/14	215	216
New York Hsg. Fin. Agcy. Personal Income Tax Rev. (Econ. Dev. & Hsg. Proj.) Series 2008 A, 5% 3/15/34	10,000	10,656
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Liberty Dev. Corp. Lib (4 World Trade Ctr. Proj.) Series 2011, 5.125% 11/15/44	$ 29,440	$ 30,069
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2009 A:
5.5% 11/15/39	10,400	10,944
5.625% 11/15/39	6,000	6,362
Series 2009 B, 5% 11/15/34	19,560	20,407
Series 2012 A:
5% 11/15/22	2,500	2,969
5% 11/15/29	17,000	18,601
New York Metropolitan Trans. Auth. Rev.:
Bonds:
Series 2012 G1, 0.54%, tender 11/1/14 (a)	3,200	3,197
Series 2012 G2, 0.65%, tender 11/1/15 (a)	6,300	6,284
Series 2005 A, 5.5% 11/15/18 (AMBAC Insured)	2,000	2,389
Series 2005 B, 5% 11/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,300	3,342
Series 2005 G, 5% 11/15/21	3,200	3,666
Series 2007 B:
5% 11/15/26	8,185	8,696
5% 11/15/28	2,235	2,357
Series 2008 A, 5.25% 11/15/36	15,000	15,443
Series 2008 B2:
5% 11/15/22	4,000	4,629
5% 11/15/23	5,910	6,748
Series 2008 C, 6.5% 11/15/28	9,670	11,472
Series 2011 A:
5% 11/15/18	1,000	1,170
5% 11/15/22	1,500	1,713
Series 2011 D:
5% 11/15/20	2,000	2,343
5% 11/15/24	6,590	7,345
5% 11/15/25	5,000	5,514
Series 2012 D, 5% 11/15/25	20,000	22,190
Series 2012 E, 5% 11/15/20	3,165	3,708
Series 2012 F:
5% 11/15/21	1,500	1,746
5% 11/15/22	5,000	5,786
5% 11/15/23	7,000	7,993
Series 2012 H:
5% 11/15/24	3,290	3,694
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Metropolitan Trans. Auth. Rev.: - continued
Series 2012 H: - continued
5% 11/15/33	$ 3,505	$ 3,629
5% 11/15/42	4,750	4,822
5.5% 11/15/18	2,000	2,246
New York Pwr. Auth. Series 2007 A, 5% 11/15/47 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	20,699
New York Sales Tax Asset Receivables Corp. Series 2005 A, 5.25% 10/15/27 (AMBAC Insured)	4,355	4,520
New York State Gen. Oblig. Series 2009 A, 0% 2/15/19	2,050	1,854
New York Thruway Auth. Gen. Rev.:
Series 2005 G:
5% 1/1/32 (FSA Insured)	2,800	2,906
5.25% 1/1/27	6,570	6,907
Series 2007 H:
5% 1/1/21	5,755	6,430
5% 1/1/25	13,000	14,210
5% 1/1/26	4,000	4,338
New York Thruway Auth. Hwy. & Bridge Trust Fund Series 2007 B, 5% 4/1/27	6,750	7,249
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A:
5.25% 3/15/24	4,180	4,691
5.25% 3/15/25	8,000	8,927
5.25% 3/15/26	12,080	13,470
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2011 A1, 5% 4/1/22	4,000	4,666
Series 2011 A2:
5% 4/1/21	2,385	2,814
5% 4/1/23	6,000	6,899
New York Urban Dev. Corp. Rev.:
(Econ. Dev. and Hsg. Proj.) Series 2008 A1, 5% 12/15/26	10,000	11,145
Series 2007 A:
5% 1/1/23 (FSA Insured)	6,165	6,741
5% 1/1/24 (FSA Insured)	5,975	6,494
Niagara Falls City Niagara County Pub. Impt. Series 1994:
7.5% 3/1/16 (Escrowed to Maturity)	90	105
7.5% 3/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	970	1,083
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Niagara Falls City Niagara County Pub. Impt. Series 1994: - continued
7.5% 3/1/17 (Escrowed to Maturity)	$ 100	$ 123
7.5% 3/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	1,267
Niagara Falls Pub. Wtr. Auth. Series 2005, 5.5% 7/15/34 (XL Cap. Assurance, Inc. Insured)	1,000	1,007
Oneida County Indl. Dev. Agcy. (Hamilton College Proj.) Series 2002, 5% 9/15/32	5,000	5,319
Saratoga County Indl. Dev. Agcy. (The Saratoga Hosp. Proj.) Series 2007 B, 5.25% 12/1/32	680	694
Schenectady Indl. Dev. Agcy. Civic Facility Rev. (Union College Proj.) Series 2006, 5% 7/1/15	1,005	1,078
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/21 (AMBAC Insured)	3,255	3,265
5.25% 6/1/22 (AMBAC Insured)	8,070	8,095
5.5% 6/1/19	2,275	2,283
Series 2003 B-1C:
5.5% 6/1/19	10,615	10,652
5.5% 6/1/20	16,000	16,055
5.5% 6/1/21	12,070	12,110
5.5% 6/1/22	9,700	9,732
Triborough Bridge & Tunnel Auth. Revs.:
(MTA Bridges and Tunnels Proj.) Series 2008 A:
5% 11/15/37	22,500	23,207
5.25% 11/15/38	14,500	15,116
Series 2006 A, 5% 11/15/31	965	1,035
Series 2012 B:
0% 11/15/27	2,500	1,418
0% 11/15/28	2,500	1,330
Series 2013 A:
5% 11/15/23	1,785	2,087
5% 11/15/24	4,000	4,601
Series 2013 C:
5% 11/15/26	5,475	6,240
5% 11/15/27	5,660	6,402
5% 11/15/28	5,935	6,560
5% 11/15/29	6,340	6,938
Troy Cap. Resource Corp. Rev. (Rensselaer Polytechnic Institute Proj.) Series 2010 A:
5% 9/1/30	5,775	6,053
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Troy Cap. Resource Corp. Rev. (Rensselaer Polytechnic Institute Proj.) Series 2010 A: - continued
5.125% 9/1/40	$ 8,055	$ 8,224
Yonkers Gen. Oblig. Series 2005 A, 5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	4,277
Yonkers Indl. Dev. Agcy. Civic Facility Rev. (Sarah Lawrence College Proj.) Series A:
6% 6/1/29	1,130	1,216
6% 6/1/41	5,000	5,318
		1,567,990
New York & New Jersey - 3.9%
Port Auth. of New York & New Jersey:
136th Series, 5.25% 11/1/16 (b)	4,510	4,657
141st Series:
5% 9/1/18 (b)	6,045	6,461
5% 9/1/21 (CIFG North America Insured) (b)	4,600	4,880
147th Series, 5% 10/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	5,000	5,643
163rd Series, 5% 7/15/35	25,000	26,170
166th Series, 5% 1/15/41	5,400	5,587
85th Series, 5.375% 3/1/28	6,280	7,214
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	5,000	5,304
		65,916
Puerto Rico - 0.8%
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2005 C, 5.5% 7/1/27	1,000	806
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
(Pub. Impt. Proj.) Series 2002 A, 5.5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,150	3,933
Series 2007 A, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	4,777
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ, 5.5% 7/1/16 (XL Cap. Assurance, Inc. Insured)	1,000	923
Puerto Rico Muni. Fin. Agcy. Series 2005 C, 5.25% 8/1/17 (FSA Insured)	1,000	999
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Puerto Rico - continued
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A:
0% 8/1/45 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,650	$ 206
0% 8/1/47 (AMBAC Insured)	2,400	263
Series 2009 A, 6% 8/1/42	1,300	1,126
Series A, 0% 8/1/54 (AMBAC Insured)	20,000	1,431
		14,464
Virgin Islands - 0.4%
Virgin Islands Pub. Fin. Auth. Series 2009 B:
5% 10/1/16	4,000	4,339
5% 10/1/17	2,750	3,034
		7,373
TOTAL MUNICIPAL BONDS (Cost $1,620,580)		1,655,743
Municipal Notes - 0.6%

New York - 0.6%
Elmira City School District BAN Series 2013 A, 1.25% 12/12/13	6,900	6,906
Nassau County Gen. Oblig. BAN Series 2013 A, 2% 2/5/14	3,000	3,013
TOTAL MUNICIPAL NOTES (Cost $9,918)		9,919
TOTAL INVESTMENT PORTFOLIO - 97.2% (Cost $1,630,498)		1,665,662
NET OTHER ASSETS (LIABILITIES) - 2.8%		47,844
NET ASSETS - 100%		$ 1,713,506
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2013, the cost of investment securities for income tax purposes was $1,630,364,000. Net unrealized appreciation aggregated $35,298,000, of which $56,493,000 related to appreciated investment securities and $21,195,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® New York Municipal
Income Fund

October 31, 2013

1.809090.110

NFY-QTLY-1213

Investments October 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.6%
	Principal Amount (000s)	Value (000s)
New York - 91.5%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.75% 11/15/22	$ 3,000	$ 3,282
Albany Muni. Wtr. Fin. Auth. Series 2011 A:
5% 12/1/20	1,215	1,438
5% 12/1/22	1,000	1,165
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2007 A, 5.75% 5/1/27 (FSA Insured)	5,000	5,526
Series 2008 A, 5.75% 5/1/29 (FSA Insured)	3,535	3,908
Grand Central District Mgmt. Assoc., Inc. Series 2004, 5% 1/1/14	1,000	1,008
Great Neck North Wtr. Auth. Wtr. Sys. Rev. Series 2008, 5% 1/1/38	1,660	1,694
Hempstead Local Dev. Corp. Rev.:
(Adelphi Univ. Proj.):
Series 2009 A, 5% 2/1/14	1,035	1,044
Series 2009 B, 5.25% 2/1/39	1,200	1,222
(Molloy College Proj.) Series 2009:
5% 7/1/17	1,035	1,121
5.25% 7/1/18	1,090	1,207
5.25% 7/1/19	1,100	1,231
5.75% 7/1/39	6,500	6,898
Hudson Yards Infrastructure Corp. New York Rev. Series 2012 A:
5.25% 2/15/47	6,525	6,703
5.75% 2/15/47	19,685	20,821
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2000 A, 0% 6/1/19 (FSA Insured)	1,040	925
Series 2006 A, 5.25% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	17,780	19,254
Series 2006 E, 5% 12/1/17	10,000	11,053
Series 2009 A:
5.25% 4/1/21	1,945	2,163
5.75% 4/1/39	6,500	6,953
6.25% 4/1/33	1,655	1,858
Series 2012 A, 5% 9/1/42	2,320	2,346
Series 2012 B:
5% 9/1/25	4,000	4,366
5% 9/1/26	10,065	10,783
5% 9/1/27	10,000	10,562
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Madison County Cap. Resource Corp. Rev. (Colgate Univ. Proj.):
Series 2010 A:
5% 7/1/24	$ 1,405	$ 1,581
5% 7/1/25	1,000	1,119
5% 7/1/26	1,150	1,264
5% 7/1/27	1,630	1,776
5% 7/1/28	1,015	1,093
Series 2012 A, 5% 7/1/23	1,000	1,164
Metropolitan Trans. Auth. Svc. Contract Rev. Series 7, 5.625% 7/1/16 (Escrowed to Maturity)	570	597
Nassau County Local Econ. Assistance and Fin. Corp. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2011:
5% 7/1/21	10,000	11,021
5% 7/1/22	5,500	5,946
Nassau County Local Econ. Assistance Corp. (Univ. Hosp. Proj.) Series 2012:
5% 7/1/20	2,000	2,182
5% 7/1/22	2,000	2,159
5% 7/1/27	2,155	2,187
New York City Gen. Oblig.:
Series 2005 A:
5% 8/1/19	845	900
5% 8/1/19 (Pre-Refunded to 8/1/15 @ 100)	2,155	2,331
Series 2005 O:
5% 6/1/22	1,150	1,225
5% 6/1/22 (Pre-Refunded to 6/1/15 @ 100)	2,060	2,210
Series 2006 I1, 5% 4/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,395	2,607
Series 2008 A1, 5.25% 8/15/27	15,000	16,897
Series 2008 D1, 5.125% 12/1/23	5,000	5,703
Series 2012 A, 5% 8/1/24	2,400	2,727
Series 2012 G1, 5% 4/1/25	4,300	4,877
New York City Health & Hosp. Corp. Rev. Series 2008 A, 5.5% 2/15/21	5,000	5,626
New York City Indl. Dev. Agcy. Civic Facility Rev. (Polytechnic Univ. NY Proj.):
5.25% 11/1/27 (ACA Finl. Guaranty Corp. Insured)	2,900	2,999
5.25% 11/1/37 (ACA Finl. Guaranty Corp. Insured)	9,590	9,748
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 1998 D, 0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,405	$ 2,125
Series 2005 D:
5% 6/15/37	16,090	16,571
5% 6/15/38	20,050	20,608
5% 6/15/39	3,755	3,848
5% 6/15/39	2,800	2,869
Series 2008 AA, 5% 6/15/27	10,000	10,847
Series 2009 A, 5.75% 6/15/40	10,025	11,085
Series 2009 C, 5% 6/15/44	2,700	2,796
Series 2009 DD, 6% 6/15/40	1,115	1,247
Series 2009 EE, 5.25% 6/15/40	8,500	9,025
Series 2009 FF 2, 5.5% 6/15/40	9,295	10,008
Series 2009 GG, 5.25% 6/15/40	10,000	10,617
Series 2009 GG1, 5.25% 6/15/32	5,000	5,439
Series 2011 EE:
5.375% 6/15/40	2,310	2,474
5.375% 6/15/43	20,035	21,342
5.5% 6/15/43	4,375	4,707
Series 2012 BB, 5.25% 6/15/44	2,330	2,461
Series 2012 CC, 5% 6/15/45	8,000	8,280
Series 2012 FF, 5% 6/15/24	18,240	21,065
Series 2013 CC, 5% 6/15/47	16,000	16,643
Series GG, 5% 6/15/43	2,700	2,797
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2007 S1, 5% 7/15/36	3,000	3,085
Series 2008 S1, 5% 1/15/34	10,000	10,410
Series 2009 S1:
5.5% 7/15/31	5,000	5,516
5.5% 7/15/38	2,900	3,122
5.625% 7/15/38	2,900	3,137
Series 2009 S2, 6% 7/15/38	7,500	8,405
Series 2009 S3:
5.25% 1/15/26	1,000	1,134
5.25% 1/15/39	6,100	6,516
5.375% 1/15/34	13,435	14,701
Series 2009 S4:
5.5% 1/15/34	1,000	1,105
5.5% 1/15/39	6,700	7,351
5.75% 1/15/39	2,900	3,223
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Transitional Fin. Auth. Bldg. Aid Rev.: - continued
Series 2009 S5, 5.25% 1/15/39	$ 10,180	$ 10,825
Series 2012 S1 A, 5.25% 7/15/37	11,500	12,185
Series S1, 5% 7/15/28	9,000	9,842
New York City Transitional Fin. Auth. Rev.:
Series 2003 B, 5% 2/1/22	7,160	8,364
Series 2011 A:
5% 11/1/23	2,000	2,336
5.5% 11/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15	15
Series 2012 B, 5% 11/1/24	7,500	8,764
Series 2013 F:
5% 2/1/31	6,000	6,474
5% 2/1/32	5,000	5,359
5% 2/1/28	5,850	5,906
5% 2/1/28 (Pre-Refunded to 2/1/14 @ 100)	1,625	1,644
New York City Trust Cultural Resources Rev. (Carnegie Hall Proj.) Series 2009 A, 5% 12/1/39	23,090	23,586
New York Convention Ctr. Dev. Corp. Rev. Series 2005, 5% 11/15/44	23,500	23,567
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev.:
(State Univ. Proj.) Series 2012 A, 5% 5/15/22	5,700	6,707
Series 2012 A, 5% 5/15/23	2,400	2,788
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2006 C:
5% 12/15/22	4,305	4,799
5% 12/15/31	10,000	10,605
Series 2006 D:
5% 3/15/20	3,500	3,871
5% 3/15/36	3,320	3,378
Series 2007 A:
5% 3/15/32	3,700	3,915
5% 3/15/37	1,700	1,787
Series 2008 A, 5% 3/15/24	5,000	5,546
Series 2008 B:
5.25% 3/15/38	1,500	1,630
5.75% 3/15/36	10,500	11,705
Series 2009 A:
5% 2/15/34	15,500	16,743
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Personal Income Tax Rev.: - continued
Series 2009 A:
5% 2/15/39	$ 20,355	$ 21,176
5.25% 2/15/23	7,940	9,205
Series 2012 A, 5% 12/15/24	10,000	11,601
Series 2012 D:
5% 2/15/24	5,000	5,776
5% 2/15/37	7,500	7,846
New York Dorm. Auth. Revs.:
(Colgate Univ. Proj.) Series 1996:
6% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,205	1,276
6% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,942
(Cornell Univ. Proj.):
Series 2008 C:
5% 7/1/29	2,015	2,198
5% 7/1/37	6,000	6,354
Series 2009 A:
5% 7/1/22	445	512
5% 7/1/23	1,315	1,508
(Fordham Univ. Proj.) 5.5% 7/1/36	2,000	2,130
(Marymount Manhattan College Proj.) Series 2009:
5% 7/1/15	1,850	1,945
5% 7/1/17	2,080	2,254
(Mental Health Svcs. Proj.) Series 2005 E, 5% 2/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,115	5,359
(New York City Court Facilities Lease Proj.) Series 2005 A:
5.5% 5/15/20	13,000	15,560
5.5% 5/15/21 (AMBAC Insured)	10,000	11,979
5.5% 5/15/28	2,700	3,133
(New York City Gen. Oblig. Proj.) Series B, 6% 7/1/14	410	412
(New York Univ. Hosp. Ctr. Proj.):
Series 2006 A:
5% 7/1/14	1,510	1,554
5% 7/1/16	1,130	1,251
5% 7/1/20	5,435	5,831
Series 2007 B, 5.25% 7/1/24	100	108
Series 2011 A:
5.75% 7/1/31	4,000	4,378
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(New York Univ. Hosp. Ctr. Proj.):
Series 2011 A: - continued
6% 7/1/40	$ 4,000	$ 4,353
(New York Univ. Proj.):
Series 2001 1, 5.5% 7/1/40 (AMBAC Insured)	3,000	3,353
Series 2008 A, 5.25% 7/1/48	11,930	12,609
Series 2008 B, 5.25% 7/1/48	8,000	8,455
(North Shore - Long Island Jewish Obligated Group Proj.) Series 2009 A, 5.5% 5/1/37	8,085	8,506
(North Shore Univ. Hosp. Proj.):
Series 2007 A:
5% 5/1/19	2,000	2,204
5% 5/1/21	1,315	1,413
Series 1998, 5.5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,574
(Orange Reg'l. Med. Ctr. Proj.) Series 2008, 6.125% 12/1/29	1,000	1,006
(Rochester Institute of Technology Proj.) Series 2010:
5% 7/1/20	1,000	1,170
5% 7/1/21	1,500	1,726
(Rockefeller Univ. Proj.) Series 2009 C, 5% 7/1/40	15,000	15,783
(School District Fing. Prog.):
Series 2002 D, 5.5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	35	35
Series 2002 H, 5.5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30	30
(Skidmore College Proj.) Series 2011 A, 5.5% 7/1/41	3,000	3,157
(St. John's Univ. Proj.) Series 2007 A, 5.25% 7/1/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	18,915	19,209
(State Univ. Edl. Facilities Proj.) Series A, 5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,855	9,201
(Teachers College Proj.) Series 2009:
5.375% 3/1/29	2,930	3,097
5.5% 3/1/39	2,500	2,579
(Univ. of Rochester Proj.) Series 2007 A1:
5% 7/1/18	3,000	3,357
5% 7/1/39	19,005	19,739
(Vassar College Proj.) Series 2010, 5% 7/1/49	9,000	9,204
Series 1:
4% 7/1/21	1,000	1,102
5% 7/1/21	1,000	1,175
5% 7/1/23	1,350	1,571
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
Series 2005 B:
5.25% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,345	$ 3,564
5.25% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	1,859
5.25% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835	1,956
Series 2005 F, 5% 3/15/35 (FSA Insured)	5,000	5,082
Series 2008 D, 5.25% 8/15/17 (FSA Insured)	3,000	3,464
Series 2010 A:
5% 7/1/19	1,500	1,730
5% 7/1/21	7,000	7,866
5% 7/1/22	6,000	6,711
5% 7/1/41	12,000	12,709
Series 2011 A:
5% 5/1/18	1,000	1,143
5% 5/1/20	5,590	6,415
5% 5/1/21	3,140	3,586
5% 5/1/22	2,350	2,651
Series 2012 F:
5% 10/1/19 (FSA Insured)	2,100	2,449
5% 10/1/20 (FSA Insured)	1,100	1,281
5% 10/1/21 (FSA Insured)	1,000	1,164
5% 10/1/23 (FSA Insured)	1,000	1,151
5% 10/1/24 (FSA Insured)	750	853
Series 2012:
5% 7/1/23	1,000	1,143
5% 7/1/38	1,000	1,025
Series A, 5.75% 7/1/18	5,000	5,448
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr.:
(New York City Muni. Wtr. Fin. Auth. Proj.) Series 2004 F, 5% 6/15/34	4,825	4,895
Series 2004 D, 5% 2/15/34	12,150	12,373
New York Envir. Facilities Corp. Poll. Cont. Rev.:
(New York City Muni. Wtr. Fin. Auth. Proj.) Series E, 6.5% 6/15/14	10	10
(Pooled Ln. Prog.) Series 1993 B, 5.2% 5/15/14	215	216
New York Hsg. Fin. Agcy. Personal Income Tax Rev. (Econ. Dev. & Hsg. Proj.) Series 2008 A, 5% 3/15/34	10,000	10,656
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Liberty Dev. Corp. Lib (4 World Trade Ctr. Proj.) Series 2011, 5.125% 11/15/44	$ 29,440	$ 30,069
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2009 A:
5.5% 11/15/39	10,400	10,944
5.625% 11/15/39	6,000	6,362
Series 2009 B, 5% 11/15/34	19,560	20,407
Series 2012 A:
5% 11/15/22	2,500	2,969
5% 11/15/29	17,000	18,601
New York Metropolitan Trans. Auth. Rev.:
Bonds:
Series 2012 G1, 0.54%, tender 11/1/14 (a)	3,200	3,197
Series 2012 G2, 0.65%, tender 11/1/15 (a)	6,300	6,284
Series 2005 A, 5.5% 11/15/18 (AMBAC Insured)	2,000	2,389
Series 2005 B, 5% 11/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,300	3,342
Series 2005 G, 5% 11/15/21	3,200	3,666
Series 2007 B:
5% 11/15/26	8,185	8,696
5% 11/15/28	2,235	2,357
Series 2008 A, 5.25% 11/15/36	15,000	15,443
Series 2008 B2:
5% 11/15/22	4,000	4,629
5% 11/15/23	5,910	6,748
Series 2008 C, 6.5% 11/15/28	9,670	11,472
Series 2011 A:
5% 11/15/18	1,000	1,170
5% 11/15/22	1,500	1,713
Series 2011 D:
5% 11/15/20	2,000	2,343
5% 11/15/24	6,590	7,345
5% 11/15/25	5,000	5,514
Series 2012 D, 5% 11/15/25	20,000	22,190
Series 2012 E, 5% 11/15/20	3,165	3,708
Series 2012 F:
5% 11/15/21	1,500	1,746
5% 11/15/22	5,000	5,786
5% 11/15/23	7,000	7,993
Series 2012 H:
5% 11/15/24	3,290	3,694
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Metropolitan Trans. Auth. Rev.: - continued
Series 2012 H: - continued
5% 11/15/33	$ 3,505	$ 3,629
5% 11/15/42	4,750	4,822
5.5% 11/15/18	2,000	2,246
New York Pwr. Auth. Series 2007 A, 5% 11/15/47 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	20,699
New York Sales Tax Asset Receivables Corp. Series 2005 A, 5.25% 10/15/27 (AMBAC Insured)	4,355	4,520
New York State Gen. Oblig. Series 2009 A, 0% 2/15/19	2,050	1,854
New York Thruway Auth. Gen. Rev.:
Series 2005 G:
5% 1/1/32 (FSA Insured)	2,800	2,906
5.25% 1/1/27	6,570	6,907
Series 2007 H:
5% 1/1/21	5,755	6,430
5% 1/1/25	13,000	14,210
5% 1/1/26	4,000	4,338
New York Thruway Auth. Hwy. & Bridge Trust Fund Series 2007 B, 5% 4/1/27	6,750	7,249
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A:
5.25% 3/15/24	4,180	4,691
5.25% 3/15/25	8,000	8,927
5.25% 3/15/26	12,080	13,470
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2011 A1, 5% 4/1/22	4,000	4,666
Series 2011 A2:
5% 4/1/21	2,385	2,814
5% 4/1/23	6,000	6,899
New York Urban Dev. Corp. Rev.:
(Econ. Dev. and Hsg. Proj.) Series 2008 A1, 5% 12/15/26	10,000	11,145
Series 2007 A:
5% 1/1/23 (FSA Insured)	6,165	6,741
5% 1/1/24 (FSA Insured)	5,975	6,494
Niagara Falls City Niagara County Pub. Impt. Series 1994:
7.5% 3/1/16 (Escrowed to Maturity)	90	105
7.5% 3/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	970	1,083
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Niagara Falls City Niagara County Pub. Impt. Series 1994: - continued
7.5% 3/1/17 (Escrowed to Maturity)	$ 100	$ 123
7.5% 3/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	1,267
Niagara Falls Pub. Wtr. Auth. Series 2005, 5.5% 7/15/34 (XL Cap. Assurance, Inc. Insured)	1,000	1,007
Oneida County Indl. Dev. Agcy. (Hamilton College Proj.) Series 2002, 5% 9/15/32	5,000	5,319
Saratoga County Indl. Dev. Agcy. (The Saratoga Hosp. Proj.) Series 2007 B, 5.25% 12/1/32	680	694
Schenectady Indl. Dev. Agcy. Civic Facility Rev. (Union College Proj.) Series 2006, 5% 7/1/15	1,005	1,078
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/21 (AMBAC Insured)	3,255	3,265
5.25% 6/1/22 (AMBAC Insured)	8,070	8,095
5.5% 6/1/19	2,275	2,283
Series 2003 B-1C:
5.5% 6/1/19	10,615	10,652
5.5% 6/1/20	16,000	16,055
5.5% 6/1/21	12,070	12,110
5.5% 6/1/22	9,700	9,732
Triborough Bridge & Tunnel Auth. Revs.:
(MTA Bridges and Tunnels Proj.) Series 2008 A:
5% 11/15/37	22,500	23,207
5.25% 11/15/38	14,500	15,116
Series 2006 A, 5% 11/15/31	965	1,035
Series 2012 B:
0% 11/15/27	2,500	1,418
0% 11/15/28	2,500	1,330
Series 2013 A:
5% 11/15/23	1,785	2,087
5% 11/15/24	4,000	4,601
Series 2013 C:
5% 11/15/26	5,475	6,240
5% 11/15/27	5,660	6,402
5% 11/15/28	5,935	6,560
5% 11/15/29	6,340	6,938
Troy Cap. Resource Corp. Rev. (Rensselaer Polytechnic Institute Proj.) Series 2010 A:
5% 9/1/30	5,775	6,053
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Troy Cap. Resource Corp. Rev. (Rensselaer Polytechnic Institute Proj.) Series 2010 A: - continued
5.125% 9/1/40	$ 8,055	$ 8,224
Yonkers Gen. Oblig. Series 2005 A, 5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	4,277
Yonkers Indl. Dev. Agcy. Civic Facility Rev. (Sarah Lawrence College Proj.) Series A:
6% 6/1/29	1,130	1,216
6% 6/1/41	5,000	5,318
		1,567,990
New York & New Jersey - 3.9%
Port Auth. of New York & New Jersey:
136th Series, 5.25% 11/1/16 (b)	4,510	4,657
141st Series:
5% 9/1/18 (b)	6,045	6,461
5% 9/1/21 (CIFG North America Insured) (b)	4,600	4,880
147th Series, 5% 10/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	5,000	5,643
163rd Series, 5% 7/15/35	25,000	26,170
166th Series, 5% 1/15/41	5,400	5,587
85th Series, 5.375% 3/1/28	6,280	7,214
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	5,000	5,304
		65,916
Puerto Rico - 0.8%
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2005 C, 5.5% 7/1/27	1,000	806
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
(Pub. Impt. Proj.) Series 2002 A, 5.5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,150	3,933
Series 2007 A, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	4,777
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ, 5.5% 7/1/16 (XL Cap. Assurance, Inc. Insured)	1,000	923
Puerto Rico Muni. Fin. Agcy. Series 2005 C, 5.25% 8/1/17 (FSA Insured)	1,000	999
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Puerto Rico - continued
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A:
0% 8/1/45 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,650	$ 206
0% 8/1/47 (AMBAC Insured)	2,400	263
Series 2009 A, 6% 8/1/42	1,300	1,126
Series A, 0% 8/1/54 (AMBAC Insured)	20,000	1,431
		14,464
Virgin Islands - 0.4%
Virgin Islands Pub. Fin. Auth. Series 2009 B:
5% 10/1/16	4,000	4,339
5% 10/1/17	2,750	3,034
		7,373
TOTAL MUNICIPAL BONDS (Cost $1,620,580)		1,655,743
Municipal Notes - 0.6%

New York - 0.6%
Elmira City School District BAN Series 2013 A, 1.25% 12/12/13	6,900	6,906
Nassau County Gen. Oblig. BAN Series 2013 A, 2% 2/5/14	3,000	3,013
TOTAL MUNICIPAL NOTES (Cost $9,918)		9,919
TOTAL INVESTMENT PORTFOLIO - 97.2% (Cost $1,630,498)		1,665,662
NET OTHER ASSETS (LIABILITIES) - 2.8%		47,844
NET ASSETS - 100%		$ 1,713,506
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2013, the cost of investment securities for income tax purposes was $1,630,364,000. Net unrealized appreciation aggregated $35,298,000, of which $56,493,000 related to appreciated investment securities and $21,195,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity New York Municipal Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity New York Municipal Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	December 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	December 30, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 30, 2013

Exhibit EX-99.CERT

I, Stephanie J. Dorsey, certify that:

1. I have reviewed this report on Form N-Q of Fidelity New York Municipal Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a. Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b. Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c. Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based upon such evaluation; and

d. Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a. All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b. Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: December 30, 2013

/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

I, Christine Reynolds, certify that:

1. I have reviewed this report on Form N-Q of Fidelity New York Municipal Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a. Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b. Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c. Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based upon such evaluation; and

d. Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a. All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b. Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: December 30, 2013

/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer